COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES

a.Leases

See Note 13 “Leases” for lease related commitments as of December 31, 2022.

b.During 2020, 2021 and 2022, the Company received several grants from the Israeli Innovation Authority ("IIA"). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded income from IIA grants for the years ended December 31, 2020, 2021 and 2022 in the amount of $996, $691 and $460, respectively.

c.Charges and guarantees:

As of December 31, 2021 and 2022, the Company provided guarantees in an aggregate amount of $37,236 and $28,737 (including bank guarantee disclosed in Note 12d), respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

d.Litigations

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

1)	Class action claim (District Court of Tel Aviv - Economic Department)

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its directors as defendants (the “Defendants”). The motion was filed with the District Court of Tel-Aviv (the “Court”). The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The class action claimed amount is $75,000.

On June 21, 2015, the Defendants filed their response to the motion, arguing that the motion should be dismissed.

On May 27, 2021, following a lengthy procedure that included filing of various pleadings and affidavits, evidentiary hearings, and submission of summaries, the Court ruled to certify the Motion as a class action, while applying the Israeli Law (“the Ruling”). According to the Ruling, the class action shall include several causes of action according to the Israeli Securities Act and the Israeli Torts Ordinance, concerning the alleged misleading statements in the Company’s SEC filings. According to the Ruling, it is possible that the Company included misleading statements in the Company’s SEC filings.

On June 9, 2021 the Court issued a decision suggesting that the parties will refer the case to a mediation procedure.

The Company believes that the Ruling is erroneous and that the Defendants has strong defense arguments, and therefore, on September 12, 2021, filed a motion for a rehearing on behalf of the Defendants in order to revert the Ruling (the “Rehearing Motion”).

On October 20, 2021, the Plaintiff submitted his response to the Rehearing Motion and the Defendants submitted their reply to the Plaintiff’s response on November 23, 2021.

In light of the fact that the Ruling applied and was based upon Israeli Law (instead of the relevant foreign law), the Tel Aviv Stock Exchange filed a motion requesting the Court to allow it to join the proceedings as Amicus Curiae, in order to express its principle opinion that the applicable law, in so far as dual listed companies are concerned, is the foreign law, as well as regarding the negative implications of the Court’s application of Israeli law on dual listed companies.

Meanwhile, and without delaying or derogating from the Rehearing Motion, the Company agreed to the Court’s suggestion that the parties will refer the case to a mediation procedure, and designated the retired Judge B. Arnon as a mediator. After several mediation meetings were held, the mediation process ended without reaching a settlement.

On January 3, 2022 a hearing was held in Court in the Rehearing Motion before the Honorable Justices K. Kabub, R. Ronen and T. Avrahami. Following the hearing, on January 25, 2022, the Attorney General joined the proceedings of the Rehearing Motion and submitted his position in collaboration with the Securities Authority. The Attorney General’s principle position as outlined, was that the applicable law in so far as dual listed companies are concerned is the foreign law, and in our case - US law.

On January 27, 2022, a judgment was rendered in the Rehearing Motion. The Court ruled that the Ruling was erroneous as it applied Israeli Law, instead of foreign law, and held accordingly that the law that will apply is US law. The Court further held that the case will be returned to the first judicial instance and will be adjudicated as a class claim under the US law. The Court commented that the Company’s claims based upon the Statute of Limitations should prima facie also be adjudicated under the US law.

On March 20, 2022, following the Court's decision, the Plaintiff filed to the first judicial instance, an amended class action claim, based on provisions of US law. The Plaintiff estimated the amended claim amount at $ 52,099.

On June 28, 2022, following a joint application filed by the parties in order to approve certain procedural matters, the Court issued a decision suggesting that the parties should consider initiating another mediation procedure. On July 5, 2022, following the Court's decision, the parties filed a notice, informing the Court that they believe that the time to consider initiating another mediation procedure, will be only after the parties submit their pleadings.

On November 3, 2022, the Defendants submitted their Statement of Defense, based on U.S law.

On February 5, 2023, the Plaintiff submitted his response to the Defendants’ Statement of Defense.

A preliminary hearing is scheduled for June 19, 2023.

As was held in the judgement rendered in the Rehearing Motion, U.S law presents a higher bar for Plaintiffs in comparison to Israeli law in proving claims regarding misleading representations to investors. However, given that the class action is being adjudicated under U.S law and that the Court has yet to address the parties’ pleadings, the Company’s attorneys cannot asses, at this preliminary stage, the chances of the class action to be accepted.

2)	Claim against Station Enterprises Ltd. regarding breach of the Lease Agreement

A dispute has arisen between the Company and Station Enterprises Ltd, with respect to the lease agreement signed between the parties on April 11, 2019 (the "Lease    Agreement"), under which the Company leases its offices and labs in Rosh Haayin.

The Company, the lessee, claims that Station Enterprises was late in delivering the possession to the lessee and has not fulfilled its maintenance and management obligations. Therefore, the Company claims that Station Enterprises breached its contractual obligations, causing the Company damages and expenses.